Reserve for Share-Based Payments (Details Narrative)	Jul. 21, 2025 CAD ($) shares	Jul. 21, 2025 $ / shares	Jan. 09, 2025 $ / shares
Reserve For Share-based Payments
Exercise price of outstanding share options | $ / shares		$ 5.00	$ 19.50
Options Granted Shares | shares	4,000
Expected volatility, share options granted	422.48%
Expected dividend as percentage, share options granted	0.00%
Risk free interest rate, share options granted	2.81%
Expected Life	2 years 6 months 10 days
Fair Value Attributable | $	$ 23,095